EQ ADVISORS TRUSTSM

SUPPLEMENT DATED OCTOBER 1, 2019 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus and Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding (i) a new contractual expense limitation agreement applicable to a Portfolio of the Trust, and (ii) changes to the contractual management fee rate schedules applicable to certain Portfolios of the Trust. The changes to the contractual management fee rate schedules are expected to lower the affected Portfolios’ management fees at current and/or higher asset levels.

Effective October 1, 2019, the Summary Prospectus of EQ/International Equity Index Portfolio — Class IA and IB Shares and the section of the Prospectus entitled “EQ/International Equity Index Portfolio — Class IA, IB and K Shares” are amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%
Other Expenses	0.16%	0.16%	0.16%
Total Annual Portfolio Operating Expenses	0.81%	0.81%	0.56%
Fee Waiver and/or Expense Reimbursement[1,2]	–0.02%	–0.02%	–0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%	0.79%	0.54%
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Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2021 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.79% for Class IA shares and Class IB shares and 0.54% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2021.

[2]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$81	$257	$448	$1,000
Class IB Shares	$81	$257	$448	$1,000
Class K Shares	$55	$177	$311	$700

Effective October 1, 2019, the section of the Prospectus entitled “More Information on Fees and Expenses — Management Fees” is amended to include the following information:

The following tables show the contractual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) payable by the Portfolios listed in the tables, effective October 1, 2019.

Portfolios	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/AB Dynamic Aggressive Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AB Dynamic Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AB Dynamic Moderate Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AB Small Cap Growth	0.550%	0.500%	0.475%	0.450%	0.425%
EQ/American Century Mid Cap Value	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/American Century Moderate Growth Allocation	0.800%	0.750%	0.725%	0.700%	0.675%
EQ/AXA Investment Managers Moderate Allocation	0.800%	0.750%	0.725%	0.700%	0.675%
EQ/BlackRock Basic Value Equity	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Capital Guardian Research	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/ClearBridge Large Cap Growth	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/ClearBridge Select Equity Managed Volatility	0.700%	0.665%	0.635%	0.610%	0.560%
EQ/Emerging Markets Equity PLUS	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Fidelity Institutional AM® Large Cap	0.540%	0.500%	0.475%	0.450%	0.425%
EQ/First Trust Moderate Growth Allocation	0.800%	0.750%	0.725%	0.700%	0.675%
EQ/Franklin Balanced Managed Volatility	0.650%	0.615%	0.585%	0.560%	0.510%
EQ/Franklin Rising Dividends	0.600%	0.550%	0.510%	0.490%	0.475%
EQ/Franklin Small Cap Value Managed Volatility	0.700%	0.665%	0.635%	0.610%	0.560%
EQ/Global Bond PLUS	0.550%	0.530%	0.510%	0.490%	0.480%
EQ/Global Equity Managed Volatility	0.740%	0.720%	0.690%	0.665%	0.615%
EQ/Goldman Sachs Growth Allocation	0.800%	0.750%	0.725%	0.700%	0.675%
EQ/Goldman Sachs Mid Cap Value	0.770%	0.750%	0.725%	0.680%	0.670%
EQ/Goldman Sachs Moderate Growth Allocation	0.800%	0.750%	0.725%	0.700%	0.675%
EQ/International Core Managed Volatility	0.600%	0.575%	0.550%	0.525%	0.475%
EQ/International Value Managed Volatility	0.600%	0.575%	0.550%	0.525%	0.475%
EQ/Invesco Comstock	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Invesco Global Real Estate	0.735%	0.700%	0.675%	0.650%	0.625%
EQ/Invesco International Growth	0.710%	0.700%	0.675%	0.650%	0.625%
EQ/Invesco Moderate Allocation	0.800%	0.750%	0.725%	0.700%	0.675%

Portfolios	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Invesco Moderate Growth Allocation	0.800%	0.750%	0.725%	0.700%	0.675%
EQ/Ivy Energy	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Ivy Mid Cap Growth	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Ivy Science and Technology	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Janus Enterprise	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/JPMorgan Growth Allocation	0.800%	0.750%	0.725%	0.700%	0.675%
EQ/JPMorgan Value Opportunities	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Large Cap Core Managed Volatility	0.500%	0.475%	0.450%	0.425%	0.375%
EQ/Large Cap Growth Managed Volatility	0.500%	0.475%	0.450%	0.425%	0.375%
EQ/Large Cap Value Managed Volatility	0.500%	0.475%	0.450%	0.425%	0.375%
EQ/Lazard Emerging Markets Equity	1.000%	0.950%	0.925%	0.900%	0.875%
EQ/Legg Mason Growth Allocation	0.800%	0.750%	0.725%	0.700%	0.675%
EQ/Legg Mason Moderate Allocation	0.800%	0.750%	0.725%	0.700%	0.675%
EQ/Loomis Sayles Growth Portfolio	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/MFS International Growth	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/MFS Technology	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/MFS Utilities Series	0.730%	0.700%	0.670%	0.650%	0.625%
EQ/Mid Cap Value Managed Volatility	0.550%	0.525%	0.500%	0.475%	0.425%
EQ/Morgan Stanley Small Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
EQ/Oppenheimer Global	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Quality Bond PLUS	0.400%	0.380%	0.360%	0.340%	0.330%
EQ/Templeton Global Equity Managed Volatility	0.700%	0.665%	0.635%	0.610%	0.560%
EQ/T. Rowe Price Growth Stock	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/T. Rowe Price Health Sciences	0.950%	0.900%	0.875%	0.850%	0.825%
EQ/UBS Growth & Income	0.750%	0.700%	0.675%	0.650%	0.625%
Multimanager Aggressive Equity	0.580%	0.550%	0.525%	0.500%	0.475%
Multimanager Core Bond	0.550%	0.530%	0.510%	0.490%	0.480%
Multimanager Mid Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Mid Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Technology	0.950%	0.900%	0.875%	0.850%	0.825%

Portfolio	First $750 Million	Next $750 Million	Thereafter
EQ/MFS International Value	0.860%	0.820%	0.700%

Portfolios	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
ATM International Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%
ATM Large Cap Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%
ATM Mid Cap Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%
ATM Small Cap Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%

Portfolios	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
EQ/400 Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%
EQ/500 Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%
EQ/2000 Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%
EQ/International Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%

Effective October 1, 2019, the section of the Prospectus entitled “More Information on Fees and Expenses — Expense Limitation Agreement” is amended to include the following information:

In the interest of limiting through April 30, 2021 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of the Portfolio listed in the following table, the Adviser has entered into an expense limitation agreement with the Trust with respect to the Portfolio (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, the Adviser has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio listed below so that the annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business), as a percentage of average daily net assets, do not exceed the following respective expense ratios:

Expense Limitation Provisions

	Total Expenses Limited to (% of average daily net assets)
Portfolio	Class IA Shares	Class IB Shares	Class K Shares
EQ/International Equity Index Portfolio*,**	0.79%	0.79%	0.54%
*	Effective October 1, 2019
**	For purposes of calculating the maximum annual operating expense limit, acquired fund fees and expenses, if any, are included in annual operating expenses.

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